Schedule of Investments (Unaudited) June 30, 2026

KraneShares 2X Long BABA Daily ETF

A list of the open OTC Swap agreement held by the Fund at June 30, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays*	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Marex Securities Products Inc.	Alibaba Group Holding Ltd.	OBFR+225 bps	Total Return	At Termination	05/12/2027	USD	5,004,586	$4,658,700	$—	$(345,886)

*	OBFR - Overnight Bank Funding Rate was 3.64% as of June 30, 2026.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-049-0300

Schedule of Investments (Unaudited) June 30, 2026

KraneShares 2X Long PDD Daily ETF

A list of the open OTC Swap agreement held by the Fund at June 30, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays*	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Marex Securities Products Inc.	PDD Holdings Inc.	OBFR+250 bps	Total Return	At Termination	05/12/2027	USD	37,642,642	$37,858,451	$—	$215,809

*	OBFR - Overnight Bank Funding Rate was 3.64% as of June 30, 2026.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-050-0300

Schedule of Investments (Unaudited) June 30, 2026

KraneShares 2X Long MELI Daily ETF

A list of the open OTC Swap agreement held by the Fund at June 30, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays*	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Marex Securities Products Inc.	MercadoLibre Inc.	OBFR+350 bps	Total Return	At Termination	07/12/2026	USD	19,515,417	$19,929,122	$—	$413,705

*	OBFR - Overnight Bank Funding Rate was 3.64% as of June 30, 2026.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-051-0300

Schedule of Investments (Unaudited) June 30, 2026

KraneShares 2X Long JD Daily ETF

A list of the open OTC Swap agreement held by the Fund at June 30, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays*	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Marex Securities Products Inc.	JD.com Inc.	OBFR+300 bps	Total Return	At Termination	11/15/2026	USD	2,463,342	$2,083,413	$—	$(379,929)

*	OBFR - Overnight Bank Funding Rate was 3.64% as of June 30, 2026.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-052-0200

Schedule of Investments (Unaudited) June 30, 2026

KraneShares 2x Long BIDU Daily ETF

A list of the open OTC Swap agreement held by the Fund at June 30, 2026, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays*	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Marex Securities Products Inc.	Baidu Inc.	OBFR+300 bps	Total Return	At Termination	12/20/2026	USD	1,122,988	$967,880	$—	$(155,108)

*	OBFR - Overnight Bank Funding Rate was 3.64% as of June 30, 2026.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-053-0200

Schedule of Investments (Unaudited) June 30, 2026

Glossary (abbreviations used in preceding Schedules of Investments):

Portfolio Abbreviations

OBFR — Overnight Bank Funding Rate

OTC — Over The Counter

USD — United States Dollar

225 bps — 225 Basis points or 2.25%

250 bps — 250 Basis points or 2.50%

300 bps — 300 Basis points or 3.00%

350 bps — 350 Basis points or 3.50%